UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06173

UBS Municipal Money Market Series
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments

UBS Municipal Money Market Series

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—90.16%
New Jersey Building Authority Building Revenue,
Subseries A-1,
0.120%, VRD	3,485,000	3,485,000
Subseries A-2,
0.120%, VRD	3,900,000	3,900,000
Subseries A-4,
0.120%, VRD	2,395,000	2,395,000
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project),
0.280%, VRD	5,330,000	5,330,000
New Jersey Economic Development Authority Economic Development Revenue (Duke Farms Foundation Project),
Series A,
0.110%, VRD	9,400,000	9,400,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey),
0.170%, VRD[1]	8,200,000	8,200,000
New Jersey Economic Development Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.040%, VRD	1,300,000	1,300,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
0.170%, VRD	3,290,000	3,290,000
New Jersey Economic Development Authority Revenue (Community Options, Inc. Project),
0.250%, VRD	3,500,000	3,500,000
New Jersey Economic Development Authority Revenue (CPC Behavioral Healthcare),
Series A,
0.250%, VRD	2,520,000	2,520,000
New Jersey Economic Development Authority Revenue (Hun School Princeton Project),
0.110%, VRD	1,575,000	1,575,000
New Jersey Economic Development Authority Revenue (Oak Hill Academy Project),
0.250%, VRD	1,530,000	1,530,000
New Jersey Economic Development Authority Revenue (Peddie School Project),
0.120%, VRD	4,800,000	4,800,000
New Jersey Economic Development Authority Revenue (Presbyterian Homes Assisted),
Series B,
0.130%, VRD	2,345,000	2,345,000
New Jersey Economic Development Authority Revenue Refunding (Cranes Mill Project),
Series B,
0.170%, VRD	4,400,000	4,400,000
New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan),
0.100%, VRD	2,060,000	2,060,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project),
0.320%, VRD[1]	2,910,000	2,910,000

UBS Municipal Money Market Series

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership),
0.150%, VRD[1]	1,000,000	1,000,000
New Jersey Economic Development Authority Specialty Facilities Revenue (Port Newark Container LLC),
0.140%, VRD[1]	5,000,000	5,000,000
New Jersey Educational Facilities Authority Revenue (Centenary College),
Series A,
0.170%, VRD	3,375,000	3,375,000
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.),
Series B,
0.170%, VRD	7,700,000	7,700,000
New Jersey Health Care Facilities Financing Authority Revenue (Recovery Management System, Inc.),
0.170%, VRD	1,175,000	1,175,000
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University),
0.100%, VRD	2,940,000	2,940,000
Series A-3,
0.100%, VRD	2,500,000	2,500,000
New Jersey Health Care Facilities Financing Authority Revenue,
Series A3,
0.200%, VRD	2,230,000	2,230,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center),
0.130%, VRD	1,405,000	1,405,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series A-7,
0.100%, VRD	1,500,000	1,500,000
Series B,
0.110%, VRD	2,395,000	2,395,000
Series C,
0.130%, VRD	500,000	500,000
Series D,
0.110%, VRD	300,000	300,000
New Jersey Health Care Facilities Financing Authority Revenue (Wiley Mission Project),
0.210%, VRD	1,400,000	1,400,000
New Jersey State Turnpike Authority Turnpike Revenue,
Series B,
0.110%, VRD	6,000,000	6,000,000
Series C,
0.100%, VRD	4,800,000	4,800,000
Series D,
0.110%, VRD	1,500,000	1,500,000
Breckinridge County, Kentucky Lease Program Revenue (Kentucky Association Counties Leasing Trust),
Series A,
0.130%, VRD	1,900,000	1,900,000

UBS Municipal Money Market Series

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Burlington County Bridge Community Revenue (Lutheran Home Project),
Series A,
0.170%, VRD	2,160,000	2,160,000
Camden County Improvement Authority Revenue (Senior Redevelopment - Harvest Village Project),
Series A,
0.150%, VRD	6,600,000	6,600,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding,
Series B,
0.130%, VRD	2,700,000	2,700,000
Series C,
0.130%, VRD	3,500,000	3,500,000
Essex County Improvement Authority Revenue (The Childrens Institute Project),
0.250%, VRD	1,240,000	1,240,000
Franklin Lakes Bond Anticipation Notes,
1.000%, due 10/27/11	2,465,950	2,466,838
Houston Texas Higher Education Finance Corp. (Rice University Project),
Series A,
0.090%, VRD	5,000,000	5,000,000
Hudson County Improvement Authority County Guaranteed Pooled Notes,
Series H-1,
2.000%, due 06/15/12	2,000,000	2,017,632
Lower Neches Valley Texas Authority Industrial Development Corp.,
0.100%, VRD	800,000	800,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.080%, VRD	470,000	470,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A,
0.100%, VRD	12,000,000	12,000,000
Montclair Township Bond Anticipation Notes & Water Utilities,
1.500%, due 03/09/12	1,300,000	1,303,669
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University),
Series B,
0.100%, VRD	300,000	300,000
Port Authority of New York & New Jersey (JP Morgan PUTTERs, Series 3090),
0.230%, VRD[1,2,3]	3,335,000	3,335,000
Private Colleges & Universities Authority Revenue (Emory University),
Series C-4,
0.110%, VRD	1,650,000	1,650,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue,
Series A,
0.120%, VRD	2,000,000	2,000,000
Puerto Rico Commonwealth Refunding (Public Improvement),
Subseries C, (AGM Insured),
0.120%, VRD	10,000,000	10,000,000

UBS Municipal Money Market Series

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Ringwood Borough Bond Anticipation Notes,
1.500%, due 11/04/11	1,500,000	1,500,913
Rutgers State University Refunding,
Series A,
0.110%, VRD	4,865,000	4,865,000
Rutgers State University,
Series G,
0.110%, VRD	6,920,000	6,920,000
Union County Industrial Pollution Control Financing Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.040%, VRD	7,950,000	7,950,000
University of Michigan Refunding (Hospital),
Series A-2,
0.090%, VRD	900,000	900,000
University of Texas (Financing Systems),
Series B,
0.050%, VRD	3,200,000	3,200,000
Total municipal bonds and notes (cost—$193,439,052)		193,439,052

Tax-exempt commercial paper—9.66%
Columbia University,
0.110%, due 11/03/11	7,890,000	7,890,000
New Jersey Economic Development Authority (Keystone Energy Service Co.),
0.230%, due 10/07/11	10,000,000	10,000,000
Princeton University,
0.110%, due 11/03/11	2,830,000	2,830,000
Total tax-exempt commercial paper (cost—$20,720,000)		20,720,000
Total investments (cost—$214,159,052 which approximates cost for federal income tax purposes)[4]—99.82%		214,159,052
Other assets in excess of liabilities—0.18%		396,346
Net assets (applicable to 214,551,048 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		214,555,398

1	Security subject to Alternative Minimum Tax.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 1.55% of net assets as of September 30, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

4

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AGM	Assured Guaranty Municipal Corporation
PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2011 and reset periodically.

US generally accepted accounting principles requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	193,439,052	—	193,439,052
Tax-exempt commercial paper	—	20,720,000	—	20,720,000
Total	—	214,159,052	—	214,159,052

Weighted average maturity—10 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2011.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2011